Changes in Equity (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 29, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 7,336
Comprehensive (loss)/ income	(147)
Dividends Paid to Shareholders	(180)
Capital contribution	9
Stock option expense	(3)
Ending balance	7,021
Comprehensive income attributable to redeemable noncontrolling interest	(3)
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	9
Comprehensive (loss)/ income	0
Dividends Paid to Shareholders	0
Capital contribution	0
Stock option expense	0
Ending balance	9
Warrant
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	367
Comprehensive (loss)/ income	0
Dividends Paid to Shareholders	0
Capital contribution	0
Stock option expense	0
Ending balance	367
Additional Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	7,315
Comprehensive (loss)/ income	0
Dividends Paid to Shareholders	0
Capital contribution	9
Stock option expense	(3)
Ending balance	7,327
Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0
Comprehensive (loss)/ income	276
Dividends Paid to Shareholders	(180)
Capital contribution	0
Stock option expense	0
Ending balance	96
Accumulated OCI
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(574)
Comprehensive (loss)/ income	(415)
Dividends Paid to Shareholders	0
Capital contribution	0
Stock option expense	0
Ending balance	(989)
Noncontrolling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	219
Comprehensive (loss)/ income	(8)
Dividends Paid to Shareholders	0
Capital contribution	0
Stock option expense	0
Ending balance	$ 211